Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Document Period End Date	Jul. 31, 2024
C000009516 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class A
Trading Symbol	NYVTX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$101.01	0.92%

Expenses Paid, Amount	$ 101.01
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500 or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 19.59%, versus a 22.15% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+35%), Communication Services (+30%),
    and Financials (+26%)
    Weakest performing sectors - Consumer Staples (+8), Materials (+10%), and Energy (+10%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+21% vs +35%) and underweight (average weighting 12% vs 29%)
  Financials - underperformed the Index sector (+23% vs +26%)
    Ping An Insurance (-35%) - largest individual detractor
    AIA Group (-31%) and Julius Baer Group (-19%)
  Individual holdings
    Darling Ingredients (-43%), JD.com (-34%), IAC (-24%), AGCO (-13%), OCI (-12%), and MGM Resorts (-15%)
    AGCO - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+39% vs +30%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+49%) - largest individual contributor
    Alphabet (+29%)
  Significantly overweight in stronger performing Financials sector - (average weighting 44% vs 13%)
    Wells Fargo (+32%), Capital One Financial (+32%), Berkshire Hathaway (+23%), Bank of New York Mellon (+48%), Danske Bank (+38%), and JPMorgan Chase (+38%)
  Underweight in Consumer Staples (average weighting 1% vs 6%) and Energy (average weighting less than 1% vs 4%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%) and Applied Materials (+41%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/24	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	19.59%	11.03%	9.92%
Davis New York Venture Fund (Class A) — With sales charge*	13.90%	9.96%	9.40%
S&P 500 Index	22.15%	14.98%	13.14%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 34,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/24 (in billions)	$6.7
Total number of portfolio holdings as of 07/31/24	45
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$34.0

Holdings [Text Block]	Top Sectors as of 07/31/24 Net Assets
Financials	38.52%
Health Care	13.22%
Communication Services	12.82%
Information Technology	12.26%
Consumer Discretionary	10.53%

C000009517 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class B
Trading Symbol	NYVBX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class B)	$191.27	1.75%

Expenses Paid, Amount	$ 191.27
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500 or the “Index”) for the period. The Fund’s Class B shares delivered a total return on net asset value of 18.59%, versus a 22.15% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+35%), Communication Services (+30%),
    and Financials (+26%)
    Weakest performing sectors - Consumer Staples (+8), Materials (+10%), and Energy (+10%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+21% vs +35%) and underweight (average weighting 12% vs 29%)
  Financials - underperformed the Index sector (+23% vs +26%)
    Ping An Insurance (-35%) - largest individual detractor
    AIA Group (-31%) and Julius Baer Group (-19%)
  Individual holdings
    Darling Ingredients (-43%), JD.com (-34%), IAC (-24%), AGCO (-13%), OCI (-12%), and MGM Resorts (-15%)
    AGCO - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+39% vs +30%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+49%) - largest individual contributor
    Alphabet (+29%)
  Significantly overweight in stronger performing Financials sector - (average weighting 44% vs 13%)
    Wells Fargo (+32%), Capital One Financial (+32%), Berkshire Hathaway (+23%), Bank of New York Mellon (+48%), Danske Bank (+38%), and JPMorgan Chase (+38%)
  Underweight in Consumer Staples (average weighting 1% vs 6%) and Energy (average weighting less than 1% vs 4%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%) and Applied Materials (+41%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/24	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class B) — Without CDSC*	18.59%	10.09%	9.20%
Davis New York Venture Fund (Class B) — With CDSC*,**	14.59%	9.86%	9.20%
S&P 500 Index	22.15%	14.98%	13.14%
*	Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” returns for Class B reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 34,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/24 (in billions)	$6.7
Total number of portfolio holdings as of 07/31/24	45
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$34.0

Holdings [Text Block]	Top Sectors as of 07/31/24 Net Assets
Financials	38.52%
Health Care	13.22%
Communication Services	12.82%
Information Technology	12.26%
Consumer Discretionary	10.53%

C000009518 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class C
Trading Symbol	NYVCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$191.26	1.75%

Expenses Paid, Amount	$ 191.26
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500 or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 18.58%, versus a 22.15% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+35%), Communication Services (+30%),
    and Financials (+26%)
    Weakest performing sectors - Consumer Staples (+8), Materials (+10%), and Energy (+10%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+21% vs +35%) and underweight (average weighting 12% vs 29%)
  Financials - underperformed the Index sector (+23% vs +26%)
    Ping An Insurance (-35%) - largest individual detractor
    AIA Group (-31%) and Julius Baer Group (-19%)
  Individual holdings
    Darling Ingredients (-43%), JD.com (-34%), IAC (-24%), AGCO (-13%), OCI (-12%), and MGM Resorts (-15%)
    AGCO - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+39% vs +30%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+49%) - largest individual contributor
    Alphabet (+29%)
  Significantly overweight in stronger performing Financials sector - (average weighting 44% vs 13%)
    Wells Fargo (+32%), Capital One Financial (+32%), Berkshire Hathaway (+23%), Bank of New York Mellon (+48%), Danske Bank (+38%), and JPMorgan Chase (+38%)
  Underweight in Consumer Staples (average weighting 1% vs 6%) and Energy (average weighting less than 1% vs 4%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%) and Applied Materials (+41%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/24	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	18.58%	10.12%	9.23%
Davis New York Venture Fund (Class C) — With CDSC*,**	17.58%	10.12%	9.23%
S&P 500 Index	22.15%	14.98%	13.14%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 34,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/24 (in billions)	$6.7
Total number of portfolio holdings as of 07/31/24	45
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$34.0

Holdings [Text Block]	Top Sectors as of 07/31/24 Net Assets
Financials	38.52%
Health Care	13.22%
Communication Services	12.82%
Information Technology	12.26%
Consumer Discretionary	10.53%

C000009520 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class R
Trading Symbol	NYVRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$131.53	1.20%

Expenses Paid, Amount	$ 131.53
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500 or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 19.22%, versus a 22.15% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+35%), Communication Services (+30%),
    and Financials (+26%)
    Weakest performing sectors - Consumer Staples (+8), Materials (+10%), and Energy (+10%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+21% vs +35%) and underweight (average weighting 12% vs 29%)
  Financials - underperformed the Index sector (+23% vs +26%)
    Ping An Insurance (-35%) - largest individual detractor
    AIA Group (-31%) and Julius Baer Group (-19%)
  Individual holdings
    Darling Ingredients (-43%), JD.com (-34%), IAC (-24%), AGCO (-13%), OCI (-12%), and MGM Resorts (-15%)
    AGCO - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+39% vs +30%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+49%) - largest individual contributor
    Alphabet (+29%)
  Significantly overweight in stronger performing Financials sector - (average weighting 44% vs 13%)
    Wells Fargo (+32%), Capital One Financial (+32%), Berkshire Hathaway (+23%), Bank of New York Mellon (+48%), Danske Bank (+38%), and JPMorgan Chase (+38%)
  Underweight in Consumer Staples (average weighting 1% vs 6%) and Energy (average weighting less than 1% vs 4%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%) and Applied Materials (+41%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $500,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2014.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/24	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	19.22%	10.73%	9.62%
S&P 500 Index	22.15%	14.98%	13.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 34,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/24 (in billions)	$6.7
Total number of portfolio holdings as of 07/31/24	45
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$34.0

Holdings [Text Block]	Top Sectors as of 07/31/24 Net Assets
Financials	38.52%
Health Care	13.22%
Communication Services	12.82%
Information Technology	12.26%
Consumer Discretionary	10.53%

C000009519 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class Y
Trading Symbol	DNVYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$73.66	0.67%

Expenses Paid, Amount	$ 73.66
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500 or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 19.89%, versus a 22.15% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+35%), Communication Services (+30%),
    and Financials (+26%)
    Weakest performing sectors - Consumer Staples (+8), Materials (+10%), and Energy (+10%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+21% vs +35%) and underweight (average weighting 12% vs 29%)
  Financials - underperformed the Index sector (+23% vs +26%)
    Ping An Insurance (-35%) - largest individual detractor
    AIA Group (-31%) and Julius Baer Group (-19%)
  Individual holdings
    Darling Ingredients (-43%), JD.com (-34%), IAC (-24%), AGCO (-13%), OCI (-12%), and MGM Resorts (-15%)
    AGCO - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+39% vs +30%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+49%) - largest individual contributor
    Alphabet (+29%)
  Significantly overweight in stronger performing Financials sector - (average weighting 44% vs 13%)
    Wells Fargo (+32%), Capital One Financial (+32%), Berkshire Hathaway (+23%), Bank of New York Mellon (+48%), Danske Bank (+38%), and JPMorgan Chase (+38%)
  Underweight in Consumer Staples (average weighting 1% vs 6%) and Energy (average weighting less than 1% vs 4%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%) and Applied Materials (+41%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/24	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	19.89%	11.30%	10.20%
S&P 500 Index	22.15%	14.98%	13.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 6,700,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 34,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/24 (in billions)	$6.7
Total number of portfolio holdings as of 07/31/24	45
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$34.0

Holdings [Text Block]	Top Sectors as of 07/31/24 Net Assets
Financials	38.52%
Health Care	13.22%
Communication Services	12.82%
Information Technology	12.26%
Consumer Discretionary	10.53%